SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 29, 2011	Aug. 29, 2003 item	Dec. 31, 2012 item sqft	Jun. 30, 2011 Racing & Gaming Business item	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Dec. 31, 2011 The Village at Gulfstream Park Racing & Gaming Business	Jun. 30, 2011 The Village at Gulfstream Park Racing & Gaming Business	Jun. 30, 2011 HRTV, LLC Racing & Gaming Business	Jun. 30, 2011 Maryland RE & R LLC Racing & Gaming Business	Jun. 30, 2011 Laurel Gaming LLC Racing & Gaming Business	Aug. 29, 2003 Class A Subordinate Voting Share	Dec. 31, 2012 Class A Subordinate Voting Share	Jun. 30, 2011 Class A Subordinate Voting Share	Aug. 29, 2003 Class A Subordinate Voting Share Magna	Jun. 30, 2011 Class B Subordinate Voting Share	Jun. 30, 2011 Class B Subordinate Voting Share Stronach shareholder	Dec. 31, 2011 Class B Subordinate Voting Share Stronach shareholder	Jun. 30, 2011 Class B Subordinate Voting Share Stronach shareholder Racing & Gaming Business	Aug. 29, 2003 Class B Subordinate Voting Share Magna
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of amalgamated entities		4
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares received for each share converted												1								1
Number of shares converted for each share received															2					2
Favorable votes cast by shareholders (as a percentage)	98.08%
Number of shares purchased for cancellation			83,000		363,414	363,414							83,000			183,999	363,414	363,414
Amount of working capital transferred for shares repurchased																			$ 20
Cash transferred for shares repurchased																	$ 8.5
Interest in note receivable and cash proceeds from sale of Lone Star LP transferred for shares repurchased (as a percent)																	50.00%
Interest in future payments under holdback agreement transferred for shares repurchased (as a percent)																	50.00%
Consideration per share for stock repurchased (in shares)														1.2
Area of rental income properties (in square feet)			28,000,000
Number of rental income properties			104
Number of thoroughbred racetracks owned and operated				4
Joint venture interest (as a percent)							50.00%	50.00%	50.00%	51.00%	49.00%